Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Disclosure of Detailed Information about Property, Plant and Equipment

						Group
	Property	Office fixtures and equipment	Computer software	Operating lease assets	Right-of-use assets	Total(1)
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2022	978	1,049	434	755	254	3,470
Additions	61	86	—	185	38	370
Reclassification to assets held for sale	(98)	(13)	—	—	—	(111)
Disposals	(52)	(299)	(362)	(218)	(25)	(956)
At 31 December 2022	889	823	72	722	267	2,773
Accumulated depreciation:
At 1 January 2022	334	857	434	160	137	1,922
Charge for the year(2)	18	68	1	73	19	179
Impairment during the year	8	2	—	—	—	10
Reclassification to assets held for sale	(49)	(13)	—	—	—	(62)
Disposals	(41)	(296)	(363)	(88)	(1)	(789)
At 31 December 2022	270	618	72	145	155	1,260
Carrying amount	619	205	—	577	112	1,513

Cost:
At 1 January 2021	1,272	1,375	436	720	218	4,021
Additions	126	26	—	284	65	501
Disposals	(420)	(352)	(2)	(249)	(29)	(1,052)
At 31 December 2021	978	1,049	434	755	254	3,470
Accumulated depreciation:
At 1 January 2021	489	1,068	434	178	118	2,287
Charge for the year(2)	32	86	1	81	19	219
Impairment during the year	46	28	—	—	23	97
Disposals	(233)	(325)	(1)	(99)	(23)	(681)
At 31 December 2021	334	857	434	160	137	1,922
Carrying amount	644	192	—	595	117	1,548